(16) CONTRACT ASSETS	12 Months Ended
Dec. 31, 2019
Contract assets [abstract]
CONTRACT ASSETS

 (16)  CONTRACT ASSETS

	Distribution	Transmission	Total
At December 31, 2017

Adoption of IFRS 15	825,476	-	825,476
Additions	1,787,588	-	1,787,588
Transfer - intangible assets in service	(723,813)	-	(723,813)
Transfer - financial assets	(836,516)	-	(836,516)
Disposal and transfer - other assets	(6,303)	-	(6,303)

At December 31, 2018	1,046,433	-	1,046,433

Reclassification from other assets	-	249,652	249,652
Additions	2,061,715	20,970	2,082,685
Transfer - intangible assets in service	(949,548)	-	(949,548)
Transfer - financial assets	(1,090,393)	-	(1,090,393)
Monetary adjustment	-	31,725	31,725
Cash inputs - RAP	-	(23,344)	(23,344)

At December 31, 2019	1,068,207	279,003	1,347,210
Current	-	24,387	24,387
Noncurrent	1,068,207	254,616	1,322,822

Contractual asset of distribution companies: Refers to concession infrastructure assets of the distribution companies during the construction period.

Contract asset of transmission companies: refers to the right to receive the “Permitted Annual Revenue – RAP” over the concession period as well as an indemnity at the end of the concession of the transmission subsidiaries.